Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average SCT Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on: ($)(4)		Net Income ($) (in millions)	Adjusted EBITDA ($)(5) (in millions)
					TSR	Peer Group TSR
2023	6,667,795	13,934,625	2,261,142	4,173,766	318.75	218.23	478.6	698.9
2022	6,508,776	11,156,444	2,363,124	3,440,123	175.72	178.99	641.3	994.2
2021	5,679,932	5,192,986	2,087,322	2,044,041	124.60	157.75	150.9	457.0
2020	4,343,999	4,426,909	1,612,982	1,716,748	102.25	116.44	(35.8)	108.3

(1)
The PEO for each of 2023, 2022, 2021 and 2020 was Walter J. Scheller, III. The
non-PEO
NEOs for each of 2023, 2022, 2021 and 2020 were Jack K. Richardson (Chief Operating Officer), Dale W. Boyles (Chief Financial Officer), Kelli K. Gant (Chief Administrative Officer and Corporate Secretary), and Charles Lussier (Chief Commercial Officer).

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards columns are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	6,667,795	(3,753,490)	11,020,320	13,934,625
2022	6,508,776	(3,453,483)	8,101,151	11,156,444
2021	5,679,932	(3,160,870)	2,673,924	5,192,986
2020	4,343,999	(2,023,959)	2,106,869	4,426,909

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,261,142	(999,222)	2,911,846	4,173,766
2022	2,363,124	(1,022,091)	2,099,090	3,440,123
2021	2,087,322	(831,457)	788,176	2,044,041
2020	1,612,982	(526,416)	630,182	1,716,748

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2023	9,795,305	587,789	637,226	11,020,320
2022	7,349,174	267,335	484,642	8,101,151
2021	2,497,465	111,743	64,716	2,673,924
2020	2,128,756	6,251	(28,138)	2,106,869

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,547,111	196,229	168,506	2,911,846
2022	1,887,371	87,462	124,257	2,099,090
2021	778,192	35,573	(25,589)	788,176
2020	552,815	85,209	(7,842)	630,182

(4)
The Peer Group TSR set forth in this table utilizes the S&P Metals and Mining Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Metals and Mining Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023 and 2022. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. See the “Tabular List of Most Important Financial Performance Measures” for a definition of “Adjusted EBITDA” for purposes of this Pay Versus Performance section.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The
non-PEO
	NEOs for each of 2023, 2022, 2021 and 2020 were Jack K. Richardson (Chief Operating Officer), Dale W. Boyles (Chief Financial Officer), Kelli K. Gant (Chief Administrative Officer and Corporate Secretary), and Charles Lussier (Chief Commercial Officer).
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Metals and Mining Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Metals and Mining Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,667,795	$ 6,508,776	$ 5,679,932	$ 4,343,999
PEO Actually Paid Compensation Amount	$ 13,934,625	11,156,444	5,192,986	4,426,909
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	6,667,795	(3,753,490)	11,020,320	13,934,625
2022	6,508,776	(3,453,483)	8,101,151	11,156,444
2021	5,679,932	(3,160,870)	2,673,924	5,192,986
2020	4,343,999	(2,023,959)	2,106,869	4,426,909

Non-PEO NEO Average Total Compensation Amount	$ 2,261,142	2,363,124	2,087,322	1,612,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,173,766	3,440,123	2,044,041	1,716,748
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,261,142	(999,222)	2,911,846	4,173,766
2022	2,363,124	(1,022,091)	2,099,090	3,440,123
2021	2,087,322	(831,457)	788,176	2,044,041
2020	1,612,982	(526,416)	630,182	1,716,748

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the cumulative TSR over the four most recently completed fiscal years of the Company and the S&P Metals & Mining Index.

PEO and Average
Non-PEO
NEO Compensation Actually Paid
Versus TSR

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the four most recently completed fiscal years.

PEO and Average
Non-PEO
NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.

PEO and Average
Non-PEO
NEO Compensation Actually Paid
Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the cumulative TSR over the four most recently completed fiscal years of the Company and the S&P Metals & Mining Index.

PEO and Average
Non-PEO
NEO Compensation Actually Paid
Versus TSR

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Performance Measure	Rationale for Use in the Company’s Incentive Compensation Program	Definition
Adjusted EBITDA
Adjusted EBITDA is used as a supplemental financial measure by management and by external users of our financial statements, such as investors, industry analysts, lenders and ratings agencies, to assess: (i) our operating performance as compared to the operating performance of other companies in the coal industry, without regard to financing methods, historical cost basis or capital structure; and (ii) the viability of acquisitions and other capital expenditure projects and the returns on investment of various investment opportunities, such as Blue Creek.

“Adjusted EBITDA” is a
non-GAAP
financial measure and is defined as net income (loss) before net interest expense (income), income tax expense (benefit), depreciation and depletion, non-cash
asset retirement obligation accretion and valuation adjustments, non-cash
stock compensation expense, other
non-cash
accretion and valuation adjustments,
non-cash
mark-to-market
loss on gas hedges, loss on early extinguishment of debt, business interruption expenses, idle mine expenses and other income and expenses.

Capital expenditures	This metric reflects management’s focus on operational efficiency.	Money spent by the Company on acquiring fixed assets, such as machinery and equipment
Cash cost of production per metric ton	This metric reflects management’s focus on our key business strategy of maintaining and further improving our low-cost operating profile.	Represents production costs divided by metric tons produced
Continuous miner feet of advance	This metric reflects management’s focus on operational efficiency.	Represents the number of feet the continuous miner advances during a period
Longwall feet of advance	This metric reflects management’s focus on operational efficiency.	Represents the number of feet the longwall advances during a period
Metrics tons of production	This metric reflects management’s focus on maximizing profitable production.	Metric tons of metallurgical coal produced from Mine 4 and Mine 7
Safety rate	Our dedication to safety is at the core of all of our overall operations as we work to further reduce workplace incidents by focusing on policy awareness and accident prevention.	Total reportable incident rate (TRIR)

Total Shareholder Return Amount	$ 318.75	175.72	124.6	102.25
Peer Group Total Shareholder Return Amount	218.23	178.99	157.75	116.44
Net Income (Loss)	$ 478,600,000	$ 641,300,000	$ 150,900,000	$ (35,800,000)
Company Selected Measure Amount	698,900,000	994,200,000	457,000,000	108,300,000
PEO Name	Walter J. Scheller, III
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	“Adjusted EBITDA” is a
non-GAAP
financial measure and is defined as net income (loss) before net interest expense (income), income tax expense (benefit), depreciation and depletion, non-cash
asset retirement obligation accretion and valuation adjustments, non-cash
stock compensation expense, other
non-cash
accretion and valuation adjustments,
non-cash
mark-to-market
	loss on gas hedges, loss on early extinguishment of debt, business interruption expenses, idle mine expenses and other income and expenses.
Measure:: 2
Pay vs Performance Disclosure
Name	Capital expenditures
Measure:: 3
Pay vs Performance Disclosure
Name	Cash cost of production per metric ton
Measure:: 4
Pay vs Performance Disclosure
Name	Continuous miner feet of advance
Measure:: 5
Pay vs Performance Disclosure
Name	Longwall feet of advance
Measure:: 6
Pay vs Performance Disclosure
Name	Metrics tons of production
Measure:: 7
Pay vs Performance Disclosure
Name	Safety rate
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,753,490)	$ (3,453,483)	$ (3,160,870)	$ (2,023,959)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,020,320	8,101,151	2,673,924	2,106,869
PEO | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,795,305	7,349,174	2,497,465	2,128,756
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	587,789	267,335	111,743	6,251
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	637,226	484,642	64,716	(28,138)
PEO | Total Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,020,320	8,101,151	2,673,924	2,106,869
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,222)	(1,022,091)	(831,457)	(526,416)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,911,846	2,099,090	788,176	630,182
Non-PEO NEO | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,547,111	1,887,371	778,192	552,815
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,229	87,462	35,573	85,209
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,506	124,257	(25,589)	(7,842)
Non-PEO NEO | Total Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,911,846	$ 2,099,090	$ 788,176	$ 630,182